Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt [Abstract]
2013	$ 7,335
2014	2,020
2015	2,264
2016	5,446
2017	65
Total debt and capital lease obligations	$ 17,130	$ 17,885